Investment in and Loans to Affiliates (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 10, 2024	Mar. 12, 2024	Nov. 16, 2023	Aug. 14, 2023	May 31, 2023	Sep. 01, 2022	May 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 23, 2024	Dec. 31, 2022
Schedule of Investments [Line Items]
Issuance of stock, shares												300,000
Exchange of stock, shares											2,996,127
Issuance of stock, value											$ 358,543	$ 3,450,675
Stock Exchange Agreement [Member] | SRM Entertainment [Member]
Schedule of Investments [Line Items]
Ownership percentage					79.30%		79.30%
Yarbae [Member]
Schedule of Investments [Line Items]
Principal amount								$ 521,444			$ 511,557
Yerbae Brands Corp [Member]
Schedule of Investments [Line Items]
Principal amount												$ 525,000
Repayments of short-term debt	$ 525,000
Issuance of stock, shares		1,493,908	159,496
Exchange of stock, shares												375,000
Issuance of stock, value												$ 4,619,081
Accrued interest expense												$ 14,606
Yerbae Brands Corp [Member] | Letter Of Intent [Member]
Schedule of Investments [Line Items]
Repayments of short-term debt	225,000
Yerbae Brands Corp [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Principal amount													$ 500,000
Payments of letter of intent	$ 3,000,000
SRM Entertainment [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares				4,609,166				2,347,142
Sale of stock, shares									350,000
Sale of stock, per share									$ 0.00
Non-interest bearing loan receivable balance														$ 1,482,673
SRM Entertainment [Member] | Notes Receivable [Member]
Schedule of Investments [Line Items]
Conversion percentage						6.00%
SRM Entertainment [Member] | IPO [Member]
Schedule of Investments [Line Items]
Sale of stock, shares				1,250,000
Non-interest bearing loan receivable balance				$ 1,482,673
Accrued interest expense				55,847						$ 55,847
Total balance paid from proceeds of IPO				$ 1,538,520
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares				9,450,000	6,500,000			2,347,142			2,613,342
Exchange of stock, shares					2
Issuance of stock, value				$ 4,500,000
Outstanding shares of common stock, percentage											16.00%
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Schedule of Investments [Line Items]
Issuance of stock, shares				2,000,000	6,500,000		6,500,000
Sale of stock, shares				4,500,000
Sale of stock, per share				$ 5.00